Interest in Other Entities (Details) - Schedule of general information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Parazero [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel
Company rights in share capital and voting rights	40.35%
Laminera [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel
Company rights in share capital and voting rights	19.70%
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	36.81%	36.81%
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	27.02%	27.02%
Elbit Imaging [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	5.72%	5.72%
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	35.06%	35.06%
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Company rights in share capital and voting rights	19.90%	19.90%
Gix [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business		Israel
Company rights in share capital and voting rights		34.58%